Cover	Apr. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2023
Entity File Number	000-55909
Entity Registrant Name	NAMLIONG SKYCOSMOS, INC.
Entity Central Index Key	0001342219
Entity Tax Identification Number	20-3240178
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	77, Sec 2. Guanxin Rd,
Entity Address, Address Line Two	Guanmiao District
Entity Address, City or Town	Tainan City
Entity Address, Country	TW
Entity Address, Postal Zip Code	71825
City Area Code	886-6
Local Phone Number	5950559
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value US$0.001
Trading Symbol	NLSC
Entity Emerging Growth Company	false